Interests in associates and joint ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year	$ 983	$ 1,101
Additions	0	1
Disposals	(6)	0
Share of comprehensive income	105	(180)
of which: share of net profit / (loss)	74	(163)	$ 32
of which: share of other comprehensive income	31	(17)
Share of changes in retained earnings	(3)	(1)
Dividends received	(31)	(35)
Foreign currency translation	(73)	97
Carrying amount at the end of the year	2,306	983	$ 1,101
Share of profit (loss) of associates	40	(163)
Share of profit (loss) of joint ventures	33
Share of other comprehensive income of associates	31	(17)
Merger with Credit Suisse AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG				$ 1,330
of which: other joint ventures
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: joint ventures	$ 249	3
of which: Swisscard AECS GmbH, Horgen
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%
of which: Swisscard AECS GmbH, Horgen | Merger with Credit Suisse AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%
Associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	$ 2,057	980
of which: SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	$ 1,484	$ 826
Proportion of ownership interest in associate	34.00%	17.00%
of which: other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	$ 572	$ 154